> UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

                Report for the Calendar Quarter Ended June 2007

                 Check here if Amendment [ ]; Amendment Number:
                       This Amendment (Check only one.) :
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Salzman & Co., Inc.

Address:   411 West Putnam Avenue, Suite 109, Greenwich, Ct 06830

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephen B. Salzman

Title:  CEO/President

Phone:  203-302-2701

Signature, Place, and Date of Signing:

        Stephen B. Salzman      Greenwich, Ct   08/14/2007
        (Name)  City, State     Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

REPORT SUMMARY

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers: [0]

Form 13F Information Table Entry Total:  9 Items

Form 13F Information Table Value Total: $ 462,429 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[NONE]



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

Salzman & Co., Inc.
June 30, 2007
                                                    Market     Shares/                    Investment  Other      Voting Discretion
Name of Issuer  Title of Class          CUSIP    Value*1000  Prn Amount  SH/Prn  PUT/CALL Discretion  Managers  Sole   Shared   None

American Express Co     COM           025816109   18,073       295,400   Sh                SOLE                 295,400
Bed Bath & Beyond Inc   COM           075896100   42,252     1,174,000   Sh                SOLE               1,174,000
Cabot Corp              COM           127055101   38,633       810,250   Sh                SOLE                 810,250
Cemex SAB de CV       SPON ADR 5 ORD  151290889   64,760     1,755,017   Sh                SOLE               1,755,017
Citigroup Inc           COM           172967101   47,638       928,800   Sh                SOLE                 928,800
Eagle Materials Inc     COM           26969P108   26,335       536,900   Sh                SOLE                 536,900
Fastenal Co             COM           311900104  121,622     2,905,446   Sh                SOLE               2,905,446
SPDR TR                 UNIT SER 1    78462f103   10,092        67,088   Sh                SOLE                  67,088
Western Un Co           COM           959802109   93,024     4,465,861   Sh                SOLE               4,465,861
                                                 462,429
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